Other (Income) Expense - Summary of Other (Income) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other operating income [line items]
Interest income	$ (816)	$ (750)
Guarantee fees - Primero Revolving Credit Facility		(858)
Fees for contract amendments and reconciliations		(248)
Share of losses of associate	164	432
Impairment loss—investment in associate	1,649
Foreign exchange loss (gain)	1,028	(144)
Gain on disposal of mineral royalty interest	(2,929)	0
Interest and penalties related to CRA Settlement	(225)	4,317
Loss on fair value adjustment of share purchase warrants held	16	124
Other	(145)	153
Total other (income) expense	(274)	5,826
Kutcho [member]
Disclosure of other operating income [line items]
Share of losses of associate	164	432
Loss on fair value adjustment of Kutcho Convertible Note	1,043	2,878
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of other operating income [line items]
Dividends received from equity investments designated as FVTOCI relating to investments		$ (78)
Dividends Received From Equity Investments Designated As FVTOCI Relating To Investments Disposed Of During The Period [Member]
Disclosure of other operating income [line items]
Dividends received from equity investments designated as FVTOCI relating to investments	$ (59)